Non-current financial assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Non-current Financial Assets [Line Items]
Increase (decrease) in financial assets	€ 227
Additions	0
Decreases	(230)
Liquidity contract - Cash account
Disclosure Of Detailed Information About Non-current Financial Assets [Line Items]
Decreases	(97)
Security deposits paid
Disclosure Of Detailed Information About Non-current Financial Assets [Line Items]
Increase (decrease) in financial assets	133	€ 20
Additions	€ 176	€ 9